Goodwill	12 Months Ended
Dec. 31, 2012
Goodwill [Abstract]
Goodwill

2.  Goodwill

The Company accounts for goodwill and other intangible assets in accordance with FASB ASC Topic 350, “Intangibles – Goodwill and Other,” which includes requirements to test goodwill and indefinite-lived intangible assets on an annual basis for impairment, rather than amortize them.  Management conducted an annual test and determined that the Company’s recorded goodwill totaling $1.5 million, which resulted from the 2005 acquisition of its Phillipsburg, New Jersey branch, is not impaired as of December 31, 2012.